STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Interest income from loans		$ 1,036,840	$ 803,484	$ 3,648,427	$ 2,477,876
Origination fees, net		97,461	28,823	197,378	108,385
Late and other fees		29,982	33,255	105,911	144,813
Processing fees		24,925	12,735	65,935	55,650
Rental income, net		27,383		68,417
Other income		46,147		47,427
Gain on sale of real estate		26,478
Total revenue		1,289,216	878,297	4,133,495	2,786,724
Operating costs and expenses:
Interest and amortization of deferred financing costs		116,270	102,209	505,135	221,698
Compensation to manager		35,847	61,456	350,229	210,407
Professional fees		83,739	24,743	87,493	2,250
Other fees and taxes		105,839	4,862	34,662	5,093
Depreciation		5,156
General and administrative expenses		45,587	1,959
Loss on sale of real estate, net				87,967	5,476
Bank Fees				17,382	34,897
Total operating costs and expenses		392,438	195,229	1,082,868	479,821
Net income		$ 896,778	$ 683,068	$ 3,050,627	$ 2,306,903
Basic and diluted net income per common share outstanding:
Basic (in dollars per share)	[1]	$ 0.06
Diluted (in dollars per share)	[1]	$ 0.06
Weighted average number of common shares outstanding:
Basic (in shares)		11,103,237
Diluted (in shares)		11,103,237

[1]	Net income per share for the period beginning February 9, 2017 (i.e., the effective date of the company's initial public offering) and ending March 31, 2017.